UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS CORPORATE BOND FUND

FORM N-Q

MARCH 31, 2009

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 96.7%
CONSUMER DISCRETIONARY - 9.2%
Automobiles - 0.6%
$3,850,000	Ford Motor Co., Notes, 7.450% due 7/16/31	$1,241,625
6,560,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	820,000

	Total Automobiles	2,061,625

Leisure Equipment & Products - 0.4%
1,300,000	Hasbro Inc., Senior Notes, 6.300% due 9/15/17	1,191,035

Media - 7.2%
	Comcast Corp.:
4,030,000	6.400% due 5/15/38	3,526,963
926,000	Notes, 6.450% due 3/15/37	811,414
4,235,000	Senior Notes, 6.500% due 1/15/17	4,198,609
3,850,000	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25	3,551,155
1,910,000	News America Inc., Notes, 6.150% due 3/1/37	1,396,439
2,289,000	Rogers Cable Inc., Senior Secured Second Priority Notes, 6.250% due 6/15/13	2,305,252
	Time Warner Cable Inc., Senior Notes:
780,000	8.750% due 2/14/19	829,603
140,000	8.250% due 4/1/19	144,111
3,850,000	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	3,558,274
1,563,000	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	1,482,319
601,000	Time Warner Inc., Senior Debentures, 7.700% due 5/1/32	541,807
1,070,000	Viacom Inc., Senior Notes, 8.625% due 8/1/12	980,394

	Total Media	23,326,340

Multiline Retail - 1.0%
	Macy’s Retail Holdings Inc.:
3,965,000	Debentures, 6.650% due 7/15/24	2,137,508
1,350,000	Senior Notes, 5.875% due 1/15/13	1,026,389

	Total Multiline Retail	3,163,897

	TOTAL CONSUMER DISCRETIONARY	29,742,897

CONSUMER STAPLES - 6.2%
Beverages - 2.1%
670,000	Bottling Group LLC, Senior Notes, 5.125% due 1/15/19	675,598
5,486,000	Diageo Capital PLC, Notes, 4.850% due 5/15/18	5,043,966
910,000	Dr. Pepper Snapple Group Inc., Senior Notes, 6.820% due 5/1/18	860,285

	Total Beverages	6,579,849

Food & Staples Retailing - 2.3%
1,186,000	Delhaize Group, Senior Notes, 6.500% due 6/15/17	1,148,239
2,887,000	Kroger Co., Senior Notes, 6.750% due 4/15/12	3,056,620
3,100,000	Safeway Inc., Senior Notes, 6.350% due 8/15/17	3,182,060

	Total Food & Staples Retailing	7,386,919

Food Products - 0.8%
1,360,000	Tyson Foods Inc., Senior Notes, 7.850% due 4/1/16	1,178,434
1,460,000	Unilever Capital Corp., Senior Notes, 4.800% due 2/15/19	1,457,534

	Total Food Products	2,635,968

Tobacco - 1.0%
1,740,000	Philip Morris International Inc., Senior Notes, 6.875% due 3/17/14	1,885,156
1,540,000	Reynolds American Inc., Senior Secured Notes, 7.625% due 6/1/16	1,365,255

	Total Tobacco	3,250,411

	TOTAL CONSUMER STAPLES	19,853,147

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
ENERGY - 12.8%
Energy Equipment & Services - 1.1%
$640,000	Smith International Inc., Senior Notes, 9.750% due 3/15/19	$669,590
685,000	Southern Natural Gas Co., Notes, 5.900% due 4/1/17 (a)	600,403
2,160,000	Transocean Inc., Senior Notes, 5.250% due 3/15/13	2,167,337

	Total Energy Equipment & Services	3,437,330

Oil, Gas & Consumable Fuels - 11.7%
6,361,000	Anadarko Finance Co., Senior Notes, 7.500% due 5/1/31	4,979,855
1,016,000	Apache Corp., Senior Notes, 6.000% due 1/15/37	983,245
2,870,000	ConocoPhillips, Notes, 6.500% due 2/1/39	2,808,680
1,710,000	DCP Midstream LLC, Senior Notes, 6.750% due 9/15/37 (a)	1,154,901
2,040,000	Devon Financing Corp. ULC, Debentures, 7.875% due 9/30/31	2,089,994
580,000	Energy Transfer Partners LP, Senior Notes, 9.700% due 3/15/19	616,931
1,430,000	EOG Resources Inc., Senior Notes, 5.875% due 9/15/17	1,450,276
	Gazprom, Loan Participation Notes:
1,694,000	6.212% due 11/22/16 (a)	1,236,620
878,000	Senior Notes, 6.510% due 3/7/22 (a)	570,700
	Hess Corp., Notes:
1,220,000	8.125% due 2/15/19	1,259,790
354,000	7.875% due 10/1/29	321,146
1,070,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17 (a)	625,950
2,470,000	KazMunaiGaz Finance Sub B.V., Senior Notes, 8.375% due 7/2/13 (a)	2,062,450
	Kinder Morgan Energy Partners LP:
2,040,000	Medium-Term Notes, 6.950% due 1/15/38	1,750,548
770,000	Senior Notes, 7.125% due 3/15/12	788,512
1,270,000	LUKOIL International Finance BV, Notes, 6.356% due 6/7/17 (a)	990,600
9,185,000	Pemex Project Funding Master Trust, Senior Bonds, 6.625% due 6/15/35	6,578,756
1,207,000	Petrobras International Finance Co., Global Notes, 5.875% due 3/1/18	1,128,875
2,479,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (a)	1,797,275
3,388,000	Valero Energy Corp., Notes, 4.750% due 6/15/13	3,089,443
1,860,000	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	1,578,240

	Total Oil, Gas & Consumable Fuels	37,862,787

	TOTAL ENERGY	41,300,117

FINANCIALS - 34.2%
Capital Markets - 5.1%
700,000	Bear Stearns Co. Inc., Senior Notes, 7.250% due 2/1/18	724,075
3,680,000	Goldman Sachs Capital II, Junior Subordinated Bonds, 5.793% due 6/1/12 (b)(c)	1,533,022
1,120,000	Goldman Sachs Group Inc., Senior Notes, 6.150% due 4/1/18	1,024,738
	Kaupthing Bank HF:
1,963,000	Senior Notes, 5.750% due 10/4/11 (a)(d)(e)	110,419
3,927,000	Subordinated Notes, 7.125% due 5/19/16 (a)(d)(e)	9,818
4,812,000	Lehman Brothers Holdings Capital Trust VII, Medium-Term Notes, 5.857% due 5/31/12 (b)(c)(d)	481
1,321,000	Lehman Brothers Holdings Inc., Subordinated Notes, 6.500% due 7/19/17 (d)	132
	Merrill Lynch & Co. Inc.:
2,670,000	Senior Notes, 6.400% due 8/28/17	1,918,304
	Subordinated Notes:
5,790,000	5.700% due 5/2/17	3,433,175
1,309,000	6.110% due 1/29/37	651,932
	Morgan Stanley:
1,750,000	Medium-Term Notes, 6.625% due 4/1/18	1,671,400
4,210,000	Senior Notes, 5.250% due 11/2/12	3,954,293

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
Capital Markets - 5.1% (continued)
$5,606,000	UBS Preferred Funding Trust, Subordinated Notes, 6.243% due 5/15/16 (b)(c)	$1,532,608

	Total Capital Markets	16,564,397

Commercial Banks - 10.5%
3,280,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	1,377,600
2,820,000	BAC Capital Trust XI, Notes, 6.625% due 5/23/36	1,288,966
3,700,000	BAC Capital Trust XIV, Junior Subordinated Notes, 5.630% due 3/15/12 (b)(c)	814,333
3,026,000	Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (a)(b)	1,866,528
	Barclays Bank PLC:
1,150,000	7.700% due 4/25/18 (a)(b)(c)	505,999
3,680,000	Junior Subordinated Bonds, 7.434% due 12/15/17 (a)(b)(c)	1,530,586
1,232,000	Comerica Capital Trust II, Capital Securities, 6.576% due 2/20/37 (b)	359,432
	Glitnir Banki HF:
1,963,000	Notes, 6.330% due 7/28/11 (a)(d)(e)	220,837
3,758,000	Subordinated Bonds, 7.451% due 9/14/16 (a)(b)(c)(d)(e)	2,255
2,857,000	Subordinated Notes, 6.693% due 6/15/16 (a)(b)(d)(e)	1,714
2,472,000	HSBK Europe BV, 7.250% due 5/3/17 (a)	1,198,920
	ICICI Bank Ltd., Subordinated Bonds:
735,000	6.375% due 4/30/22 (a)(b)	414,366
438,000	6.375% due 4/30/22 (a)(b)	241,930
1,980,000	Landsbanki Islands HF, 7.431% due 10/19/17 (a)(b)(c)(d)(e)	1,188
1,760,000	Natixis, 10.000% due 4/30/18 (a)(b)(c)	528,912
7,323,000	RBS Capital Trust III, Subordinated Notes, 5.512% due 9/30/14 (b)(c)	2,931,983
3,974,000	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(b)(c)	1,829,785
300,000	Royal Bank of Scotland Group PLC, Junior Subordinated Notes, Medium- Term Notes, 7.640% due 9/29/17 (b)(c)	67,553
	RSHB Capital, Loan Participation Notes, Secured Notes:
1,863,000	7.175% due 5/16/13 (a)	1,533,435
5,400,000	7.125% due 1/14/14 (a)	4,217,400
5,272,000	Shinsei Finance Cayman Ltd., Junior Subordinated Bonds, 6.418% due 7/20/16 (a)(b)(c)	896,851
366,000	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	312,300
2,256,000	SunTrust Capital, Trust Preferred Securities, 6.100% due 12/15/36 (b)	1,267,646
1,420,000	SunTrust Preferred Capital I, 5.853% due 12/15/11 (b)(c)	355,152
	TuranAlem Finance BV, Bonds:
1,948,000	8.250% due 1/22/37 (a)	409,080
423,000	8.250% due 1/22/37 (a)	95,175
4,090,000	Wachovia Capital Trust III, Bank Guaranteed, 5.800% due 3/15/11 (b)(c)	1,472,895
	Wachovia Corp.:
1,124,000	Senior Notes, 5.750% due 6/15/17	1,004,644
3,811,000	Subordinated Notes, 5.625% due 10/15/16	2,942,180
1,809,000	Wells Fargo Capital X, Capital Securities, 5.950% due 12/15/36	1,224,342
6,010,000	Wells Fargo Capital XIII, Medium-Term Notes, 7.700% due 3/26/13 (b)(c)	2,864,660

	Total Commercial Banks	33,778,647

Consumer Finance - 3.8%
3,449,000	Aiful Corp., Notes, 6.000% due 12/12/11 (a)	862,626
	American Express Co.:
710,000	Notes, 7.000% due 3/19/18	627,318
5,159,000	Subordinated Debentures, 6.800% due 9/1/66 (b)	2,491,064
1,000,000	Capital One Financial Corp., Senior Notes, 6.750% due 9/15/17	835,594
2,600,000	Ford Motor Credit Co., Senior Notes, 12.000% due 5/15/15	1,972,222
	GMAC LLC:

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
Consumer Finance - 3.8% (continued)
	Senior Notes:
$2,158,000	7.500% due 12/31/13 (a)	$1,038,149
2,379,000	8.000% due 11/1/31 (a)	1,146,416
710,000	Subordinated Notes, 8.000% due 12/31/18 (a)	206,319
1,902,000	Nelnet Inc., Notes, 7.400% due 9/29/36 (b)	277,755
	SLM Corp.:
	Medium-Term Notes:
3,325,000	5.000% due 10/1/13	1,769,678
454,000	5.050% due 11/14/14	240,581
816,000	5.625% due 8/1/33	327,195
540,000	Senior Notes, 8.450% due 6/15/18	292,036

	Total Consumer Finance	12,086,953

Diversified Financial Services - 9.8%
3,734,000	AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16 (a)	1,986,215
1,752,000	AGFC Capital Trust I, 6.000% due 1/15/67 (a)(b)	158,840
2,342,000	Capital One Bank, Notes, 5.750% due 9/15/10	2,338,227
4,730,000	Citigroup Inc., Notes, 6.875% due 3/5/38	4,135,609
	General Electric Capital Corp.:
270,000	Medium-Term Notes, 6.750% due 3/15/32	219,511
50,000	Senior Notes, Medium-Term Notes, 6.150% due 8/1/37	37,079
2,400,000	Subordinated Debentures, 6.375% due 11/15/67 (b)	1,166,942
1,240,000	Glen Meadow Pass-Through Certificates, 6.505% due 2/12/67 (a)(b)	279,582
2,695,000	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	1,594,637
1,933,000	ILFC E-Capital Trust II, Bonds, 6.250% due 12/21/65 (a)(b)	310,239
	International Lease Finance Corp.:
1,320,000	Medium-Term Notes, 6.375% due 3/25/13	729,982
5,351,000	Notes, 5.875% due 5/1/13	2,871,507
	JPMorgan Chase & Co., Subordinated Notes:
2,782,000	6.625% due 3/15/12	2,719,074
6,176,000	6.125% due 6/27/17	5,690,684
1,263,000	MUFG Capital Finance 1 Ltd., Preferred Securities, 6.346% due 7/25/16 (b)(c)	847,321
2,194,000	SMFG Preferred Capital, Bonds, 6.078% due 1/25/17 (a)(b)(c)	1,353,413
	TNK-BP Finance SA, Senior Notes:
1,394,000	7.500% due 7/18/16 (a)	1,017,620
1,170,000	7.875% due 3/13/18 (a)	824,850
7,238,000	ZFS Finance USA Trust II, Bonds, 6.450% due 12/15/65 (a)(b)	3,131,123

	Total Diversified Financial Services	31,412,455

Insurance - 3.5%
1,078,000	ACE INA Holdings Inc., Senior Notes, 5.700% due 2/15/17	978,484
1,771,000	Allstate Corp., Junior Subordinated Debentures, 6.500% due 5/15/57 (b)	965,195
2,064,000	American International Group Inc., Junior Subordinated Debentures, 6.250% due 3/15/37	206,400
1,301,000	Chubb Corp., Junior Subordinated Notes, 6.375% due 3/29/67 (b)	743,613
1,063,000	Everest Reinsurance Holdings Inc., Subordinated Notes, 6.600% due 5/15/37 (b)	532,176
	Hartford Financial Services Group Inc.:
500,000	Junior Subordinated Debentures, 8.125% due 6/15/38 (b)	160,335
550,000	Senior Notes, 6.300% due 3/15/18	314,914
1,240,000	Liberty Mutual Group, Junior Subordinated Bonds, 7.800% due 3/15/37 (a)	472,805
4,027,000	MetLife Inc., Junior Subordinated Debentures, 6.400% due 12/15/36	1,694,203
	Prudential Financial Inc.:
1,410,000	Junior Subordinated Debentures, 8.875% due 6/15/38 (b)	670,521
1,670,000	Medium-Term Notes, 5.150% due 1/15/13	1,242,280
4,066,000	Travelers Cos. Inc., Junior Subordinated Debentures, 6.250% due 3/15/37 (b)	2,160,489

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
Insurance - 3.5% (continued)
$1,709,000	Willis North America Inc., Senior Notes, 5.625% due 7/15/15	$1,237,089

	Total Insurance	11,378,504

Real Estate Investment Trusts (REITs) - 0.4%
3,715,000	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	1,338,102

Thrifts & Mortgage Finance - 1.1%
4,110,000	Countrywide Financial Corp., Medium-Term Notes, 5.800% due 6/7/12	3,571,759

	TOTAL FINANCIALS	110,130,817

HEALTH CARE - 7.9%
Health Care Equipment & Supplies - 0.6%
872,000	Baxter International Inc., Senior Notes, 5.900% due 9/1/16	921,588
1,209,000	Hospira Inc., Senior Notes, 6.050% due 3/30/17	1,080,668

	Total Health Care Equipment & Supplies	2,002,256

Health Care Providers & Services - 6.7%
2,695,000	Aetna Inc., Senior Notes, 6.000% due 6/15/16	2,617,147
1,671,000	Cardinal Health Inc., Senior Notes, 5.800% due 10/15/16	1,537,109
3,303,000	HCA Inc., Senior Notes, 6.500% due 2/15/16	2,179,980
3,657,000	Humana Inc., Senior Notes, 6.300% due 8/1/18	2,891,981
1,432,000	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10	1,437,927
5,236,000	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14	5,077,046
2,603,000	Universal Health Services Inc., Notes, 7.125% due 6/30/16	2,324,307
3,380,000	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	3,468,485

	Total Health Care Providers & Services	21,533,982

Pharmaceuticals - 0.6%
1,850,000	Abbott Laboratories, Senior Notes, 5.125% due 4/1/19	1,864,212

	TOTAL HEALTH CARE	25,400,450

INDUSTRIALS - 3.4%
Building Products - 0.8%
3,159,000	GTL Trade Finance Inc., 7.250% due 10/20/17 (a)	2,716,740

Industrial Conglomerates - 1.7%
120,000	Tyco International Group SA, Senior Notes, 6.375% due 10/15/11	121,649
3,651,000	Tyco International Ltd./Tyco International Finance SA, Senior Bonds, 6.875% due 1/15/21	3,058,636
2,370,000	United Technologies Corp., Senior Notes, 5.400% due 5/1/35	2,185,062

	Total Industrial Conglomerates	5,365,347

Road & Rail - 0.9%
2,988,000	Union Pacific Corp., Debentures, 6.625% due 2/1/29	2,838,385

	TOTAL INDUSTRIALS	10,920,472

INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.5%
1,540,000	Electronic Data Systems Corp., Notes, 7.450% due 10/15/29	1,677,762

MATERIALS - 5.9%
Chemicals - 0.8%
830,000	Dow Chemical Co., Notes, 5.700% due 5/15/18	595,264
990,000	Lubrizol Corp., Senior Notes, 8.875% due 2/1/19	1,019,815
950,000	PPG Industries Inc., Notes, 5.750% due 3/15/13	968,239

	Total Chemicals	2,583,318

Metals & Mining - 4.5%
1,570,000	Alcoa Inc., Notes, 6.000% due 7/15/13	1,254,235
1,000,000	Barrick Gold Financeco LLC, Senior Notes, 6.125% due 9/15/13	1,029,610
7,469,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	6,993,367

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 4.5% (continued)
$4,919,000	Vale Overseas Ltd., Notes, 6.875% due 11/21/36	$4,272,343
1,220,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	908,900

	Total Metals & Mining	14,458,455

Paper & Forest Products - 0.6%
1,979,000	Weyerhaeuser Co., Senior Notes, 6.750% due 3/15/12	1,904,829

	TOTAL MATERIALS	18,946,602

TELECOMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 7.8%
963,000	AT&T Corp., Senior Notes, 8.000% due 11/15/31	1,048,840
	AT&T Inc.:
2,730,000	Global Notes, 5.600% due 5/15/18	2,661,248
20,000	Senior Bonds, 6.550% due 2/15/39	18,195
1,155,000	British Telecommunications PLC, Bonds, 9.125% due 12/15/30	1,052,122
4,478,000	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	4,399,657
	Embarq Corp.:
2,718,000	Notes, 7.995% due 6/1/36	2,043,107
1,886,000	Senior Notes, 6.738% due 6/1/13	1,760,247
1,247,000	France Telecom SA, Notes, 8.500% due 3/1/31	1,576,607
	Koninklijke KPN NV, Senior Notes:
1,109,000	8.000% due 10/1/10	1,147,724
1,380,000	8.375% due 10/1/30	1,433,416
848,000	SBC Communications Inc., Notes, 5.100% due 9/15/14	851,858
3,850,000	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34	2,633,569
2,695,000	Telefonica Emisiones SAU, Senior Notes, 7.045% due 6/20/36	2,777,674
	Verizon Global Funding Corp., Senior Notes:
1,540,000	7.750% due 6/15/32	1,565,586
144,000	5.850% due 9/15/35	122,722

	Total Diversified Telecommunication Services	25,092,572

Wireless Telecommunication Services - 2.7%
1,740,000	America Movil SAB de CV, Senior Notes, 5.625% due 11/15/17	1,586,680
3,500,000	New Cingular Wireless Services Inc., Senior Notes, 8.750% due 3/1/31	3,848,099
	Sprint Capital Corp.:
1,320,000	Global Notes, 6.900% due 5/1/19	937,200
	Senior Notes:
240,000	8.375% due 3/15/12	217,200
3,000,000	8.750% due 3/15/32	2,025,000

	Total Wireless Telecommunication Services	8,614,179

	TOTAL TELECOMMUNICATION SERVICES	33,706,751

UTILITIES - 6.1%
Electric Utilities - 5.3%
	Commonwealth Edison Co., First Mortgage Bonds:
390,000	5.800% due 3/15/18	370,131
1,040,000	6.450% due 1/15/38	917,809
130,000	CP&L Inc., First Mortgage Secured Bonds, 5.300% due 1/15/19	131,863
2,540,000	Duke Energy Corp., Senior Notes, 6.300% due 2/1/14	2,602,962
1,040,000	EEB International Ltd., Senior Bonds, 8.750% due 10/31/14 (a)	972,400
	FirstEnergy Corp., Notes:
283,000	6.450% due 11/15/11	283,425
5,883,000	7.375% due 11/15/31	4,799,104
	Pacific Gas & Electric Co.:
2,605,000	First Mortgage Bonds, 6.050% due 3/1/34	2,557,190
500,000	Senior Notes, 8.250% due 10/15/18	590,300
3,080,000	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31	3,097,476

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
Electric Utilities - 5.3% (continued)
$720,000	Virginia Electric and Power Co., Senior Notes, 8.875% due 11/15/38	$882,864

	Total Electric Utilities	17,205,524

Independent Power Producers & Energy Traders - 0.8%
	Energy Future Holdings Corp., Senior Notes:
10,000	10.875% due 11/1/17	6,500
3,160,000	11.250% due 11/1/17 (f)	1,350,900
	TXU Corp., Senior Notes:
38,000	5.550% due 11/15/14	14,330
3,349,000	6.500% due 11/15/24	956,223
1,043,000	6.550% due 11/15/34	287,899

	Total Independent Power Producers & Energy Traders	2,615,852

	TOTAL UTILITIES	19,821,376

	TOTAL CORPORATE BONDS & NOTES (Cost - $464,439,419)	311,500,391

CONVERTIBLE BOND & NOTE - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
490,000	Omnicom Group Inc., Senior Notes, zero coupon bond to yield 0.551% due 7/1/38 (Cost - $417,214)	456,925

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
	Thornburg Mortgage Securities Trust:
1,743,537	6.200% due 9/25/37 (b)	1,091,913
1,842,176	6.210% due 9/25/37 (b)	1,282,436

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,553,746)	2,374,349

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.0%
U.S. Government Obligations - 0.0%
	U.S. Treasury Notes:
5,000	3.750% due 11/15/18	5,452
90,000	2.750% due 2/15/19	90,520

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $93,645)	95,972

SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Consumer Finance - 0.0%
594	Preferred Blocker Inc., 7.000% (a)	118,299

Thrifts & Mortgage Finance - 0.1%
351,225	Federal Home Loan Mortgage Corp. (FHLMC), 8.375% (b)(g) *	161,564
46,575	Federal National Mortgage Association (FNMA), 8.250% (b)(g) *	33,068

	Total Thrifts & Mortgage Finance	194,632

	TOTAL PREFERRED STOCKS (Cost - $6,326,005)	312,931

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $474,830,029)	314,740,568

See Notes to Schedule of Investments.

LEGG MASON PARTNERS CORPORATE BOND FUND

Schedule of Investments (unaudited) (continued)	March 31, 2009

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 0.4%
U.S. Government Agency - 0.3%
$898,000	Federal National Mortgage Association (FNMA), Discount Notes, 0.351%- 0.380% due 5/18/09 (g)(h)(i) (Cost - $897,588)	$897,588

Repurchase Agreement - 0.1%
282,000	Morgan Stanley tri-party repurchase agreement dated 3/31/09, 0.160% due 4/1/09; Proceeds at maturity - $282,001; (Fully collateralized by U.S. government agency obligation, 1.620% due 12/30/09; Market value - $292,611) (Cost - $282,000)	282,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,179,588)	1,179,588

	TOTAL INVESTMENTS - 98.1% (Cost - $476,009,617#)	315,920,156
	Other Assets in Excess of Liabilities - 1.9%	6,114,787

	TOTAL NET ASSETS - 100.0%	$322,034,943

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2009.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Security is currently in default.

(e)	Illiquid security.

(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(g)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GMAC	— General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Corporate Bond Fund (the “Fund”) is a separate diversified series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Statement of Financial Accounting Standards No. 157 (“FAS 157”) establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	March 31, 2009	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities	$315,920,156	$194,632	$315,725,524	—
Other Financial Instruments*	(999,325)	(999,325)	—	—

Total	$314,920,831	$(804,693)	$315,725,524	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy

Notes to Schedule of Investments (unaudited) (continued)

of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. With futures, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund may enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in interest rates, if applicable. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Fund’s prospectus and statement of additional information.

(d) Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(e) Credit and Market Risk. Investments in securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments may result in a lack of correlation between their credit ratings and values.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,168,865
Gross unrealized depreciation	(161,258,326)

Net unrealized depreciation	$(160,089,461)

Notes to Schedule of Investments (unaudited) (continued)

At March 31, 2009, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 5-Year Notes	126	6/09	$14,784,427	$14,964,469	$180,042

Contracts to Sell:
U.S. Treasury 30-Year Bonds	19	6/09	$2,420,446	$2,464,359	$(43,913)
U.S. Treasury 10-Year Notes	396	6/09	47,999,484	49,134,938	(1,135,454)

					(1,179,367)

Net Unrealized Loss on Open Futures Contracts					$(999,325)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at March 31, 2009.

	Futures Contracts		Total
Primary Underlying Risk Disclosure	Unrealized Appreciation	Unrealized Depreciation
Interest Rate Contracts	$180,042	$(1,179,367)	$(999,325)
Foreign Exchange Contracts	—	—	—
Credit Contracts	—	—	—
Equity Contracts	—	—	—
Other Contracts	—	—	—
Total	$180,042	$(1,179,367)	$(999,325)

3. Recent account pronouncement

In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: May 28, 2009

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino Chief Financial Officer

Date: May 28, 2009